Group information (Tables)	12 Months Ended
Mar. 31, 2021
Group Information
Schedule of interest in subsidiaries

Name	Principal activities	Country of incorporation	% Equity interest
			March 31, 2020	March 31, 2021
THCL Travel Holding Cyprus Limited	Investment Company	Cyprus	100	100
Yatra USA Corp	Investment Company	USA	100**	100**
Yatra USA, LLC	Travel & Travel related services	USA	100	100
Asia Consolidated DMC Pte. Ltd.	Travel & Travel related services	Singapore	100	100
Middle East Travel Management Company Private Limited	Travel & Travel related services	India	100	100
Yatra Online Private Limited	Travel & Travel related services	India	98.56 *	98.63 *
Yatra Corporate Hotel Solutions P. Ltd.	Travel & Travel related services	India	98.56 *	98.63 *
TSI Yatra Private Limited	Travel & Travel related services	India	98.56 *	98.63 *
Yatra TG Stays Private Limited	Travel & Travel related services	India	98.56 *	98.63 *
Yatra Hotel Solutions Private Limited	Travel & Travel related services	India	98.56 *	98.63 *
Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)	Travel & Travel related services	India	98.56*/***	98.63*/***
Travel.Co.In Limited (TCIL)	Travel & Travel related services	India	98.56*/****	98.63*/****
Yatra Online Freight Services Private Limited	Freight forwarding services	India	-	98.63*/*****

* Remaining shares of 1.37% (March 31, 2020: 1.44%) are held by the minority shareholder as at March 31, 2020 and March 31, 2021.

** Includes 21.08% (March 31, 2020: 21.08%) Class F Shares owned by Terrapin 3’s founder stockholders having no voting right. Terrapin 3’s founder stockholders also own Class F Shares in the Company having no economic value and have an exchange right to acquire Ordinary Shares of the Company. During the year ended March 31, 2020, MIHI LLC (Macquarie Group Ltd.), Class F shareholder of Yatra USA Corp has exchanged 1,083,281 Class F Shares with the Ordinary Shares of Yatra Online, Inc.. Also, 1,060,781 Class F shares held by MIHI LLC (Macquarie Group Ltd.) in Yatra Online, Inc. have been converted into Ordinary Shares thereof at 0.00001 conversion ratio. Refer to Note 29.

*** During the financial year ending March 31, 2018, the company had acquired 51% shareholding in Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) on July 31, 2017, with the obligation to acquire the remaining 49% shareholding pursuant to the terms of Share Purchase Agreement (SPA). Refer to Note 43.

**** During the financial year ending March 31, 2019, the company had acquired 100% shareholding in Travel.Co.In Limited on February 8, 2019. Refer to Note 43.

***** On August 5, 2020, Yatra Online Freight Services Private Limited was incorporated with principal activity of Freight forwarding services. Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) holds all of the outstanding shares of Yatra Online Freight Services Private Limited.